FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - 7% Convertible Debentures embedded derivative	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Risk premium	5.00%	7.90%
Borrowing costs	10.00%	15.00%
Expected volatility	45.00%	45.00%
Remaining life (years)	2 years 7 months 6 days	3 years 7 months 6 days